Note 7 - Future Minimum Time-Charter Receipts (Details) - Time Charter Contracts [Member] $ in Thousands	Jun. 30, 2016 USD ($)
2016 (remainder)	$ 14,592
2017	28,945
2018	23,751
2019	4,249
Total	$ 71,537